GENERAL (Details 1) (Fis [Member], USD $) In Thousands, unless otherwise specified	Aug. 21, 2011
Fis [Member]
Cash and cash equivalents	$ 8,349
Restricted cash	239
Trade receivables	5,152
Other receivables and prepaid expenses	632
Property and equipment	451
Severance pay fund	4,182
Other intangible assets	11,724
Goodwill	35,523
Total assets acquired	66,252
Trade payables	(1,486)
Employees and payroll accruals	(3,461)
Deferred revenues	(1,706)
Accrued expenses and other liabilities	(1,914)
Deferred tax liabilities	(406)
Accrued severance pay	(4,487)
Long-term contracts	(2,239)
Non-controlling interest	(882)
Total liabilities assumed	(16,581)
Total assets acquired, net	$ 49,671